Income Taxes - Additional Information (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares
Income Tax Contingency [Line Items]
Operating Income (Loss)		¥ 365,719	$ 53,191	¥ 181,969	¥ 13,383
Deferred tax assets, valuation allowance	¥ 0	¥ 0		0	0
Income tax holiday, description		If the tax holiday granted to Anhui Huami was not available, the Group’s income tax expense would have increased by RMB16,533, RMB30,740 and RMB58,327, the basic net income per share attributable to the ordinary shareholders of the Company would have decreased by RMB0.30, RMB0.45 and RMB0.28 during the years ended December 31, 2016, 2017 and 2018, respectively, and the diluted net income per share attributable to the ordinary shareholders of the Company would have decreased by RMB0.30, RMB0.45 and RMB0.26 during the years ended December 31, 2016, 2017 and 2018, respectively	If the tax holiday granted to Anhui Huami was not available, the Group’s income tax expense would have increased by RMB16,533, RMB30,740 and RMB58,327, the basic net income per share attributable to the ordinary shareholders of the Company would have decreased by RMB0.30, RMB0.45 and RMB0.28 during the years ended December 31, 2016, 2017 and 2018, respectively, and the diluted net income per share attributable to the ordinary shareholders of the Company would have decreased by RMB0.30, RMB0.45 and RMB0.26 during the years ended December 31, 2016, 2017 and 2018, respectively
If no income tax holiday, increase effect in income tax expense		¥ 58,327		¥ 30,740	¥ 16,533
If no income tax holiday, decrease effect in basic net income per share | ¥ / shares		¥ 0.28		¥ 0.45	¥ 0.30
If no income tax holiday, decrease effect in diluted net income per share | ¥ / shares		¥ 0.26		¥ 0.45	¥ 0.30
Percentage of withholding tax on dividends paid to foreign investors		10.00%	10.00%
PRC, Hong Kong and United States
Income Tax Contingency [Line Items]
Operating Income (Loss)		¥ 204,677
PRC
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	152,074	¥ 152,074
Operating loss carry forwards carry forward period		5 years	5 years
Operating loss carry forwards, expiration start year		2020	2020
United States | Tax Year 2017
Income Tax Contingency [Line Items]
Operating loss carry forwards carry forward period		20 years	20 years
United States | Tax Year 2018
Income Tax Contingency [Line Items]
Operating loss carry forwards carry forward period		carried forward indefinitely	carried forward indefinitely
PRC Subsidiaries [Member]
Income Tax Contingency [Line Items]
Income tax rate		25.00%	25.00%
PRC Subsidiaries [Member] | VIEs and VIEs’ Subsidiaries [Member]
Income Tax Contingency [Line Items]
Income tax rate		25.00%	25.00%
PRC subsidiaries and VIEs
Income Tax Contingency [Line Items]
Aggregate undistributed earnings available for distribution	860,613	¥ 860,613		¥ 350,251
Deferred tax liabilities attributable to undistributed earning	¥ 0	¥ 0		¥ 0
High and New Technology Enterprise | Anhui Huami
Income Tax Contingency [Line Items]
Income tax rate		15.00%	15.00%	15.00%	15.00%
Hong Kong | First HK$2 million Profit
Income Tax Contingency [Line Items]
Income tax rate	8.25%
Hong Kong | Over HK$2 million Profit
Income Tax Contingency [Line Items]
Income tax rate	16.50%